Five highest paid employees (Tables)	12 Months Ended
Dec. 31, 2017
Five highest paid employees
Table showing details of the remuneration of the non-directors, highest paid individuals

	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Salaries and other benefits	630	692	962
Bonus	746	611	636
Stock option benefits	338	412	552
	1,714	1,715	2,150

Table showing details of number of non-directors, highest paid individuals

	Number of employees
	2017	2016	2015
HK$4,000,001 (US$511,801) to HK$4,500,000 (US$575,775)	—	2	—
HK$4,500,001 (US$575,776) to HK$5,000,000 (US$639,750)	—	—	1
HK$5,000,001 (US$639,751) to HK$5,500,000 (US$703,725)	—	1	—
HK$5,500,001 (US$703,726) to HK$6,000,000 (US$767,700)	—	—	1
HK$6,000,001 (US$767,701) to HK$6,500,000 (US$831,675)	—	—	1
HK$6,500,001 (US$831,676) to HK$7,000,000 (US$895,650)	2	—	—
	2	3	3